LAND USE RIGHTS, NET	12 Months Ended
Dec. 31, 2025
Text Block [Abstract]
LAND USE RIGHTS, NET
8.	LAND USE RIGHTS, NET

	December 31,
	2025	2024
City of Dreams	$399,517	$400,427
Altira Macau	81,024	81,209
Studio City	653,464	654,954

	1,134,005	1,136,590
Less: accumulated amortization	(588,951)	(570,239)

Land use rights, net	$545,054	$566,351